Investments Accounted for by the Equity Method and Variable Interest Entities (Details) (USD $)	3 Months Ended												7 Months Ended	9 Months Ended	12 Months Ended						1 Months Ended		12 Months Ended
	Dec. 31, 2014 MW		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jul. 22, 2013	Sep. 30, 2013	Dec. 31, 2014 MW	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2010 generatingunit	Jun. 30, 2011 generatingunit	Apr. 30, 2010	Dec. 31, 2011	Jan. 31, 2014	Sep. 22, 2010	Sep. 30, 2011
Variable Interest Entity
Power Generation Capacity (in MWs)	3,754														3,754
Long-term Debt	$ 4,806,000,000							$ 1,783,000,000							$ 4,806,000,000	$ 1,783,000,000
Operating revenues	192,000,000	[1]	184,000,000	[1]	173,000,000	[1]	140,000,000	118,000,000		126,000,000	82,000,000	53,000,000		379,000,000	689,000,000	379,000,000	[2]	175,000,000	[2]
Operating income	70,000,000	[1]	84,000,000	[1]	64,000,000	[1]	54,000,000	54,000,000		63,000,000	38,000,000	12,000,000		167,000,000	272,000,000	167,000,000	[2]	29,000,000	[2]
Net Income	5,000,000	[1]	40,000,000	[1]	41,000,000	[1]	26,000,000	37,000,000		49,000,000	35,000,000	11,000,000	54,000,000	132,000,000	112,000,000	132,000,000	[2]	12,000,000	[2]
Current assets	606,000,000							378,000,000	[2]						606,000,000	378,000,000	[2]
Non-current assets								569,000,000								569,000,000
Current liabilities	389,000,000							369,000,000	[2]						389,000,000	369,000,000	[2]
Non-current liabilities	4,691,000,000							1,617,000,000	[2]						4,691,000,000	1,617,000,000	[2]
Equity investments in affiliates	227,000,000							227,000,000	[2]						227,000,000	227,000,000	[2]
GenConn Energy LLC
Variable Interest Entity
Power Generation Capacity (in MWs)	190														190
Power Generation Units, Number	2														2
GenConn Energy LLC | GenConn Devon
Variable Interest Entity
Number of Units Reached Commercial Operation at Peaking Generation Facilities																				4
GenConn Energy LLC | GenConn Middletown
Variable Interest Entity
Number of Units Reached Commercial Operation at Peaking Generation Facilities																					4
CVSR
Variable Interest Entity
Renewable energy grant, gross																								307
Renewable energy grants, net																								285
Avenal
Variable Interest Entity
Economic interest in equity method investments (as a percent)	49.95%														49.95%
Power Generation Capacity (in MWs)	45														45
Power Purchase Agreement Period																						20 years
Notes and Loans Payable	2,000,000														2,000,000										35,000,000
Interest rate																									4.50%
Equity investments in affiliates	11,000,000														11,000,000
Avenal | Syndicate of Banks
Variable Interest Entity
Long-term Debt	107,000,000							112,000,000							107,000,000	112,000,000									209,000,000
Avenal | NRG
Variable Interest Entity
Economic interest in equity method investments (as a percent)	0.05%														0.05%
Avenal | Eurus Energy
Variable Interest Entity
Economic interest in equity method investments (as a percent)	50.00%														50.00%
CVSR
Variable Interest Entity
Economic interest in equity method investments (as a percent)	48.95%														48.95%
Power Generation Capacity (in MWs)	250														250
Power Purchase Agreement Period															25 years
Operating revenues															82,000,000	47,000,000							2,000,000
Operating income															40,000,000	22,000,000							1,000,000
Net Income															17,000,000	4,000,000							1,000,000
Current assets	173,000,000														173,000,000			455,000,000
Non-current assets	868,000,000														868,000,000			932,000,000
Current liabilities	33,000,000														33,000,000			412,000,000
Non-current liabilities	799,000,000														799,000,000			769,000,000
Equity investments in affiliates	102,000,000														102,000,000
CVSR | NRG
Variable Interest Entity
Economic interest in equity method investments (as a percent)	51.05%														51.05%
GCE Holdings LLC
Variable Interest Entity
Economic interest in equity method investments (as a percent)	49.95%														49.95%
Operating revenues															82,000,000	80,000,000							78,000,000
Operating income															40,000,000	44,000,000							45,000,000
Net Income															28,000,000	31,000,000							29,000,000
Current assets	33,000,000														33,000,000			32,000,000
Non-current assets	438,000,000														438,000,000			454,000,000
Current liabilities	20,000,000														20,000,000			18,000,000
Non-current liabilities	223,000,000														223,000,000			232,000,000
Retained Earnings, Undistributed Earnings from Equity Method Investees	22,000,000							19,000,000							22,000,000	19,000,000
GenConn Energy LLC
Variable Interest Entity
Equity investments in affiliates	114,000,000														114,000,000
GenConn Energy LLC | Fixed Rate Notes
Variable Interest Entity
Long-term Debt	228,000,000														228,000,000
Interest rate	4.73%														4.73%
Line of Credit Facility, Maximum Borrowing Capacity	237,000,000														237,000,000
GenConn Energy LLC | Working Capital Facility [Member]
Variable Interest Entity
Interest rate	1.875%														1.875%
Line of Credit Facility, Maximum Borrowing Capacity	35,000,000														35,000,000
CVSR Financing Agreement
Variable Interest Entity
Other Borrowings	815,000,000														815,000,000			1,104,000,000
CVSR Financing Agreement | High Plains Ranch II
Variable Interest Entity
Line of Credit Facility, Maximum Borrowing Capacity																										$ 1,200,000,000
Basis spread on variable rate															0.375%

[1]	The Company's unaudited quarterly financial data was recast for the effect of the EME-NYLD-Eligible Assets, from the date the entities were under common control or April 1, 2014.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.